Goodwill and Other Intangibles (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Other Intangibles, Net

Goodwill and Other intangibles, net, consisted of the following (in thousands):

	October 1,	January 2,
	2016	2016
Goodwill	$3,899,514	$3,875,719

Other intangibles—net
Customer relationships—amortizable:
Gross carrying amount	$1,391,812	$1,373,920
Accumulated amortization	(1,234,909)	(1,149,572)

Net carrying value	156,903	224,348

Noncompete agreements—amortizable:
Gross carrying amount	800	800
Accumulated amortization	(467)	(347)

Net carrying value	333	453

Brand names and trademarks—not amortizing	252,800	252,800

Total Other intangibles—net	$410,036	$477,601

Goodwill and Other intangibles consisted of the following (in thousands):

	January 2, 2016	December 27, 2014
Goodwill	$3,875,719	$3,835,477

Customer relationships—amortizable:
Gross carrying amount	$1,373,920	$1,376,094
Accumulated amortization	(1,149,572)	(1,026,680)

Net carrying value	224,348	349,414

Noncompete agreements—amortizable:
Gross carrying amount	800	800
Accumulated amortization	(347)	(187)

Net carrying value	453	613

Brand names and trademarks—not amortizing	252,800	252,800

Total Other intangibles—net	$477,601	$602,827